Condensed Consolidated Interim Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended			9 Months Ended			12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Sales	$ 372,426		$ 0	$ 553,900	$ 0
Cost of Sales	334,786		0	405,680	0
Gross Margin	37,640		0	148,220	0
Operating expenses
Sales and marketing	377,046		0	646,509	0
Research and development	571,671	$ 343,742	593,686	1,803,234	1,971,809	$ 1,101,820	$ 1,397,554	$ 1,489,483	$ 1,537,491
General and administrative	409,669	1,438,553	438,628	2,291,136	1,313,071	1,192,244	3,676,125	2,666,669	1,621,341
Share-based compensation expense	227,540	158,244	13,291	651,630	1,337,573	112,573	1,495,837	1,709,230	484,210
Depreciation	24,028	14,387	20,877	57,781	53,357	34,036	63,454	59,479	44,448
Total operating expenses	1,609,954	1,954,926	1,066,482	5,450,290	4,675,810	2,440,673	6,632,970	5,924,861	3,687,490
Other expenses (income)
Imputed interest expense		0				27,677	0	0	27,677
Interest expense	13,808	0	0	23,839	0	6,212	2,839	3,018	6,391
Other income	(4,363)	(8,522)	(5,566)	(410,877)	(28,578)	(46,026)	(42,173)	(33,974)	(46,349)
Foreign exchange loss	0	(71,399)	184,125	0	184,125	36,211	112,771	184,125	36,211
Change in fair value of warrant derivative liability	(771,341)	(870,913)	(2,457,778)	(2,510,388)	(6,871,597)	0	(7,742,555)	(484,124)	6,387,473
Total other expenses (income)	(761,896)	(950,834)	(2,279,219)	(2,897,426)	(6,716,050)	24,074	(7,669,118)	(330,955)	6,411,403
Net (loss) income for the period		(1,004,092)		(2,404,644)	2,040,240	(2,464,747)	1,036,148	(5,593,906)	(10,098,893)
Foreign exchange translation adjustment		0			0	(24,390)	0	24,799	409
Net (loss) income and comprehensive (loss) income for the period	$ (810,418)	$ (1,004,092)	$ 1,212,737	$ (2,404,644)	$ 2,040,240	$ (2,489,137)	$ 1,036,148	$ (5,569,107)	$ (10,098,484)
Income (loss) per share - basic (in dollars per share)	$ (0.01)	$ (0.01)	$ 0.02	$ (0.03)	$ 0.03	$ (0.05)	$ 0.01	$ (0.08)	$ (0.20)
Income (loss) per share - diluted (in dollars per share)	$ (0.01)	$ (0.01)	$ 0.02	$ (0.03)	$ 0.03	$ (0.05)	$ (0.08)	$ (0.08)	$ (0.20)
Weighted average number of shares outstanding - basic (in shares)	96,362,541	72,455,753	72,412,532	90,286,864	67,210,266	48,225,034	71,554,822	67,210,266	50,226,548
Weighted average number of shares outstanding - diluted (in shares)	93,043,498	72,455,753	72,412,532	94,320,801	67,210,266	48,225,034	79,984,257	67,210,266	50,226,548